UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments – Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Randall W. Merk
Schwab Investments – Schwab 1000 Index Fund
211 Main Street San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: May 1, 2009 – July 31, 2009

Item 1. Schedule of Investments.

Schwab Investments
Schwab 1000 Index® Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.7%	Common Stock	2,501,864	4,140,152

99.7%	Total Investments	2,501,864	4,140,152
0.3%	Other Assets and Liabilities, Net		10,520

100.0%	Net Assets		4,150,672

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 99.7% of net assets

Automobiles & Components 0.6%
BorgWarner, Inc.	53,698	1,782
Ford Motor Co. *	1,221,887	9,775
Gentex Corp.	66,272	992
Harley-Davidson, Inc.	106,092	2,398
Johnson Controls, Inc.	254,874	6,596
The Goodyear Tire & Rubber Co. *	105,400	1,794
WABCO Holdings, Inc.	23,000	437

		23,774
Banks 2.6%
Associated Banc-Corp.	57,148	620
Astoria Financial Corp.	23,304	226
BancorpSouth, Inc.	30,000	675
Bank of Hawaii Corp.	23,032	884
BB&T Corp.	238,700	5,462
BOK Financial Corp.	10,000	419
CapitalSource, Inc.	77,579	360
Capitol Federal Financial	6,000	221
City National Corp.	16,532	652
Comerica, Inc.	70,128	1,672
Commerce Bancshares, Inc.	31,807	1,166
Cullen/Frost Bankers, Inc.	24,800	1,191
Fifth Third Bancorp	311,384	2,958
First Citizens BancShares, Inc., Class A	1,150	163
First Horizon National Corp. *	78,215	1,003
First Niagara Financial Group, Inc.	50,000	658
FirstMerit Corp.	32,236	602
Fulton Financial Corp.	72,544	490
Hudson City Bancorp, Inc.	220,240	3,097
Huntington Bancshares, Inc.	165,098	675
International Bancshares Corp.	10,950	144
Investors Bancorp, Inc. *	10,100	100
KeyCorp	205,914	1,190
M&T Bank Corp.	35,543	2,073
Marshall & Ilsley Corp.	118,531	716
New York Community Bancorp, Inc.	137,882	1,509
NewAlliance Bancshares, Inc.	45,000	551
People’s United Financial, Inc.	140,593	2,285
PNC Financial Services Group, Inc.	184,734	6,772
Popular, Inc.	129,386	164
Regions Financial Corp.	313,806	1,387
SunTrust Banks, Inc.	157,693	3,075
Synovus Financial Corp.	131,441	461
TCF Financial Corp.	48,584	687
TFS Financial Corp.	34,000	377
U.S. Bancorp	746,805	15,242
UMB Financial Corp.	6,350	265
Valley National Bancorp	49,932	635
Wells Fargo & Co.	1,866,396	45,652
Westamerica Bancorp	10,000	523
Wilmington Trust Corp.	30,237	348
Zions Bancorp	50,098	680

		108,030
Capital Goods 7.5%
3M Co.	290,034	20,453
Acuity Brands, Inc.	18,500	546
Aecom Technology Corp. *	34,000	1,102
AGCO Corp. *	41,700	1,312
Alliant Techsystems, Inc. *	13,438	1,058
AMETEK, Inc.	49,247	1,594
Armstrong World Industries, Inc. *	4,300	106
Bucyrus International, Inc.	24,000	708
Carlisle Cos., Inc.	20,236	634
Caterpillar, Inc.	252,976	11,146
CLARCOR, Inc.	21,000	695
Cooper Industries Ltd., Class A	74,800	2,465
Crane Co.	23,584	500
Cummins, Inc.	87,132	3,748
Curtiss-Wright Corp.	18,000	595
Danaher Corp.	108,620	6,652
Deere & Co.	180,146	7,880
Donaldson Co., Inc.	25,900	985
Dover Corp.	82,937	2,821
Eaton Corp.	67,959	3,528
Emerson Electric Co.	314,488	11,441
Fastenal Co.	50,900	1,811
First Solar, Inc. *	16,000	2,470
Flowserve Corp.	25,341	2,047
Fluor Corp.	77,558	4,095
Foster Wheeler AG *	58,856	1,360
GATX Corp.	20,000	504
General Cable Corp. *	20,000	775
General Dynamics Corp.	162,924	9,024
General Electric Co.	4,395,322	58,897
Goodrich Corp.	54,298	2,789
Graco, Inc.	25,194	623
Granite Construction, Inc.	15,000	508
Harsco Corp.	38,900	1,070
Honeywell International, Inc.	309,099	10,726

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Hubbell, Inc., Class B	25,332	945
Icahn Enterprises L.P.	1,700	67
IDEX Corp.	37,306	1,018
Illinois Tool Works, Inc.	164,404	6,667
ITT Corp.	79,544	3,930
Jacobs Engineering Group, Inc. *	54,856	2,248
Joy Global, Inc.	45,008	1,673
KBR, Inc.	70,000	1,483
Kennametal, Inc.	35,198	750
L-3 Communications Holdings, Inc.	50,374	3,803
Lennox International, Inc.	22,000	767
Lincoln Electric Holdings, Inc.	18,000	763
Lockheed Martin Corp.	137,104	10,250
Masco Corp.	143,736	2,002
McDermott International, Inc. *	102,712	2,007
Moog, Inc., Class A *	15,000	404
MSC Industrial Direct Co., Inc., Class A	9,658	379
Navistar International Corp. *	22,000	870
Northrop Grumman Corp.	136,832	6,100
Owens Corning, Inc. *	43,300	796
PACCAR, Inc.	154,989	5,370
Pall Corp.	55,133	1,658
Parker Hannifin Corp	69,453	3,075
Pentair, Inc.	46,300	1,265
Precision Castparts Corp.	59,801	4,773
Quanta Services, Inc. *	70,000	1,632
Raytheon Co.	166,190	7,803
Rockwell Automation, Inc.	62,049	2,569
Rockwell Collins, Inc.	70,253	2,965
Roper Industries, Inc.	39,091	1,869
Seaboard Corp.	50	55
Spirit AeroSystems Holdings, Inc., Class A *	22,000	286
SPX Corp.	22,914	1,210
SunPower Corp., Class A *	32,000	1,030
Teledyne Technologies, Inc. *	15,000	491
Terex Corp. *	47,582	722
Textron, Inc.	116,138	1,561
The Boeing Co.	303,189	13,010
The Shaw Group, Inc. *	30,669	903
The Timken Co.	43,594	888
Thomas & Betts Corp. *	23,129	616
TransDigm Group, Inc. *	8,000	306
Trinity Industries, Inc.	33,691	470
Tyco International Ltd. *	201,598	6,092
United Technologies Corp.	392,963	21,405
URS Corp. *	37,000	1,872
USG Corp. *	11,206	159
Valmont Industries, Inc.	2,500	180
W.W. Grainger, Inc.	28,176	2,533
Wabtec Corp.	19,000	639
Woodward Governor Co.	11,750	231

		311,228
Commercial & Professional Supplies 0.8%
Avery Dennison Corp.	42,460	1,135
Cintas Corp.	48,110	1,211
Clean Harbors, Inc. *	10,000	522
Copart, Inc. *	26,914	950
Corrections Corp. of America *	50,000	863
Covanta Holding Corp. *	54,848	926
Equifax, Inc.	57,900	1,508
FTI Consulting, Inc. *	18,000	980
IHS, Inc., Class A *	12,000	599
Iron Mountain, Inc. *	73,387	2,144
Manpower, Inc.	36,791	1,764
Monster Worldwide, Inc. *	34,500	449
Pitney Bowes, Inc.	92,741	1,915
R.R. Donnelley & Sons Co.	99,419	1,382
Republic Services, Inc.	137,281	3,652
Robert Half International, Inc.	66,991	1,661
Rollins, Inc.	15,200	279
Stericycle, Inc. *	39,098	2,002
Tetra Tech, Inc. *	26,000	783
The Brink’s Co.	19,915	541
The Dun & Bradstreet Corp.	23,525	1,694
Waste Connections, Inc. *	36,000	1,016
Waste Management, Inc.	207,877	5,843
Watson Wyatt Worldwide, Inc., Class A	16,000	597

		34,416
Consumer Durables & Apparel 1.1%
Centex Corp. *	52,500	573
Coach, Inc.	139,210	4,119
D.R. Horton, Inc.	111,397	1,291
Eastman Kodak Co.	50,321	149
Fortune Brands, Inc.	66,628	2,637
Garmin Ltd.	31,686	876
Hanesbrands, Inc. *	18,100	360
Harman International Industries, Inc.	28,097	693
Hasbro, Inc.	54,625	1,448
Ingersoll-Rand plc	138,379	3,996
KB HOME	28,176	470
Leggett & Platt, Inc.	72,044	1,250
Lennar Corp., Class A	46,575	551
M.D.C. Holdings, Inc.	14,679	517
Mattel, Inc.	157,197	2,764
Mohawk Industries, Inc. *	24,839	1,281
Newell Rubbermaid, Inc.	116,426	1,498
NIKE, Inc., Class B	162,768	9,219
NVR, Inc. *	2,298	1,381
Polo Ralph Lauren Corp.	26,495	1,671
Pulte Homes, Inc.	94,712	1,077
Snap-on, Inc.	27,350	975
The Black & Decker Corp.	25,880	973
The Stanley Works	32,594	1,309
Toll Brothers, Inc. *	54,500	1,066
Tupperware Brands Corp.	23,000	784
VF Corp.	39,182	2,535
Whirlpool Corp.	34,815	1,988

		47,451
Consumer Services 1.8%
Apollo Group, Inc., Class A *	46,171	3,188

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Brinker International, Inc.	44,600	742
Burger King Holdings, Inc.	22,500	383
Career Education Corp. *	31,000	710
Carnival Corp.	189,260	5,297
Chipotle Mexican Grill, Inc., Class A *	12,000	1,126
Choice Hotels International, Inc.	5,500	153
Corinthian Colleges, Inc. *	38,000	587
Darden Restaurants, Inc.	62,765	2,033
DeVry, Inc.	27,000	1,343
H&R Block, Inc.	130,798	2,183
International Game Technology	132,026	2,607
International Speedway Corp., Class A	10,469	268
ITT Educational Services, Inc. *	13,301	1,295
Las Vegas Sands Corp. *	99,663	932
Marriott International, Inc., Class A	130,536	2,812
McDonald’s Corp.	462,636	25,473
MGM MIRAGE *	55,987	405
Panera Bread Co., Class A *	15,000	824
Penn National Gaming, Inc. *	29,860	947
Royal Caribbean Cruises Ltd.	55,091	800
Scientific Games Corp., Class A *	19,143	345
Service Corp. International	118,400	748
Starbucks Corp. *	315,627	5,586
Starwood Hotels & Resorts Worldwide, Inc.	83,442	1,970
Strayer Education, Inc.	5,000	1,062
Weight Watchers International, Inc.	4,329	121
Wendy’s/Arby’s Group, Inc., Class A	150,000	687
Wyndham Worldwide Corp.	66,517	928
Wynn Resorts Ltd. *	31,642	1,619
Yum! Brands, Inc.	196,476	6,967

		74,141
Diversified Financials 6.8%
Affiliated Managers Group, Inc. *	15,459	1,021
AllianceBernstein Holding L.P.	35,189	726
American Express Co.	503,577	14,266
Ameriprise Financial, Inc.	99,857	2,776
Bank of America Corp.	3,391,741	50,164
Bank of New York Mellon Corp.	491,096	13,427
Blackrock Inc.	10,265	1,956
Capital One Financial Corp.	169,453	5,202
CIT Group, Inc.	88,368	77
Citigroup, Inc.	2,361,662	7,486
CME Group, Inc.	28,776	8,024
Discover Financial Services	201,824	2,398
Eaton Vance Corp.	50,384	1,442
Federated Investors, Inc., Class B	39,050	1,013
Franklin Resources, Inc.	66,586	5,905
Greenhill & Co., Inc.	3,900	294
Intercontinentalexchange Inc. *	30,589	2,877
Invesco Ltd.	172,090	3,399
Janus Capital Group, Inc.	91,800	1,254
Jefferies Group, Inc. *	50,652	1,158
JPMorgan Chase & Co.	1,592,978	61,569
Knight Capital Group, Inc., Class A *	20,000	371
Lazard Ltd., Class A	12,200	451
Legg Mason, Inc.	63,714	1,793
Leucadia National Corp. *	75,164	1,842
Moody’s Corp.	91,126	2,163
Morgan Stanley	452,048	12,883
MSCI, Inc., Class A *	1,950	54
Northern Trust Corp.	93,076	5,567
NYSE Euronext	112,400	3,029
Och-Ziff Capital Management Group, Class A	17,000	177
Raymond James Financial, Inc.	33,649	690
SEI Investments Co.	58,748	1,110
SLM Corp. *	190,324	1,692
State Street Corp.	187,350	9,424
T. Rowe Price Group, Inc.	112,950	5,276
TD Ameritrade Holding Corp. *	101,631	1,884
The Blackstone Group L.P.	223,000	2,511
The Charles Schwab Corp. (a)	403,065	7,203
The Goldman Sachs Group, Inc.	212,932	34,772
The NASDAQ OMX Group, Inc. *	62,137	1,313
Waddell & Reed Financial, Inc., Class A	30,000	851

		281,490
Energy 12.1%
Alpha Natural Resources, Inc. *	28,000	933
Anadarko Petroleum Corp.	197,748	9,531
Apache Corp.	142,800	11,988
Arch Coal, Inc.	58,200	1,013
Atwood Oceanics, Inc. *	20,000	577
Baker Hughes, Inc.	135,707	5,496
Bill Barrett Corp. *	12,000	379
BJ Services Co.	132,346	1,877
Boardwalk Pipeline Partners L.P.	7,800	187
BP Prudhoe Bay Royalty Trust	8,500	579
Buckeye Partners L.P.	14,000	642
Cabot Oil & Gas Corp.	44,774	1,573
Cameron International Corp. *	100,200	3,129
Chesapeake Energy Corp.	221,597	4,751
Chevron Corp.	856,877	59,527
Cimarex Energy Co.	29,215	1,045
CNX Gas Corp. *	6,000	176
Comstock Resources, Inc. *	17,000	654
Concho Resources, Inc. *	10,800	332
ConocoPhillips	630,366	27,553
CONSOL Energy, Inc.	82,598	2,935
Continental Resources, Inc. *	3,800	129
Denbury Resources, Inc. *	105,884	1,758
Devon Energy Corp.	188,582	10,955
Diamond Offshore Drilling, Inc.	28,929	2,600
Dresser-Rand Group, Inc. *	30,000	873
El Paso Corp.	314,781	3,167
El Paso Pipeline Partners L.P.	9,150	178
Enbridge Energy Partners L.P.	23,100	1,077
Encore Acquisition Co. *	18,000	641
Energy Transfer Equity L.P.	3,350	98

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Energy Transfer Partners L.P.	40,400	1,864
ENSCO International, Inc.	67,928	2,574
Enterprise GP Holdings L.P.	4,000	118
Enterprise Products Partners L.P.	124,858	3,508
EOG Resources, Inc.	108,752	8,051
EXCO Resources, Inc. *	28,000	385
Exterran Holdings, Inc. *	25,599	445
Exxon Mobil Corp.	2,046,822	144,076
FMC Technologies, Inc. *	53,784	2,340
Forest Oil Corp. *	37,415	630
Frontier Oil Corp.	45,358	630
Halliburton Co.	382,788	8,456
Helmerich & Payne, Inc.	46,192	1,587
Hess Corp.	122,123	6,741
Holly Corp.	11,200	238
Kinder Morgan Energy Partners L.P.	68,700	3,647
Kinder Morgan Management LLC *	29,741	1,397
Linn Energy L.L.C.	28,000	627
Magellan Midstream Partners L.P.	30,000	1,158
Marathon Oil Corp.	300,796	9,701
Massey Energy Co.	37,501	998
Murphy Oil Corp.	82,544	4,804
Nabors Industries Ltd. *	129,088	2,197
National-Oilwell Varco, Inc. *	181,726	6,531
Natural Resource Partners L.P.	4,850	114
Newfield Exploration Co. *	53,066	2,087
Noble Corp.	115,750	3,919
Noble Energy, Inc.	76,161	4,655
NuStar Energy L.P.	16,895	950
Occidental Petroleum Corp.	343,316	24,492
Oceaneering International, Inc. *	19,000	967
ONEOK Partners L.P.	21,300	1,086
Overseas Shipholding Group, Inc.	6,000	206
Patterson-UTI Energy, Inc.	70,321	971
Peabody Energy Corp.	116,021	3,841
Petrohawk Energy Corp. *	93,000	2,258
Pioneer Natural Resources Co.	53,111	1,516
Plains All American Pipeline L.P.	43,032	2,081
Plains Exploration & Production Co. *	44,757	1,282
Pride International, Inc. *	72,494	1,817
Quicksilver Resources, Inc. *	35,890	411
Range Resources Corp.	65,628	3,046
Rowan Cos., Inc.	44,283	945
SandRidge Energy, Inc. *	43,000	402
Schlumberger	507,106	27,130
SEACOR Holdings, Inc. *	7,000	556
Smith International, Inc.	91,759	2,306
Southern Union Co.	49,962	968
Southwestern Energy Co. *	146,688	6,077
Spectra Energy Corp.	266,321	4,890
St. Mary Land & Exploration Co.	20,513	490
Sunoco Logistics Partners L.P.	3,500	207
Sunoco, Inc.	54,500	1,346
Superior Energy Services, Inc. *	35,000	581
Teekay Corp.	14,168	252
TEPPCO Partners L.P.	32,277	1,104
Tesoro Corp.	51,312	672
The Williams Cos., Inc.	259,221	4,326
Tidewater, Inc.	24,568	1,106
Ultra Petroleum Corp. *	63,612	2,807
Unit Corp. *	17,200	545
Valero Energy Corp.	223,020	4,014
W&T Offshore, Inc.	5,200	56
Walter Energy, Inc.	17,000	839
Weatherford International Ltd. *	302,496	5,675
Whiting Petroleum Corp. *	16,000	735
XTO Energy, Inc.	233,197	9,382

		502,166
Food & Staples Retailing 2.6%
BJ’s Wholesale Club, Inc. *	23,200	774
Costco Wholesale Corp.	182,399	9,029
CVS Caremark Corp.	605,211	20,262
Ruddick Corp.	6,250	147
Safeway, Inc.	184,497	3,493
SUPERVALU, Inc.	76,356	1,132
Sysco Corp.	251,690	5,980
The Kroger Co.	276,513	5,912
Wal-Mart Stores, Inc.	932,427	46,509
Walgreen Co.	414,269	12,863
Whole Foods Market, Inc. *	56,216	1,360

		107,461
Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	876,965	15,373
Archer-Daniels-Midland Co.	269,985	8,132
Brown-Forman Corp., Class B	43,540	1,914
Bunge Ltd.	51,592	3,610
Campbell Soup Co.	88,658	2,751
Central European Distribution Corp. *	5,000	144
Coca-Cola Enterprises, Inc.	139,072	2,613
ConAgra Foods, Inc.	183,997	3,612
Constellation Brands, Inc., Class A *	76,932	1,051
Corn Products International, Inc.	32,500	910
Dean Foods Co. *	67,533	1,431
Del Monte Foods Co.	75,738	732
Dr. Pepper Snapple Group, Inc. *	90,000	2,215
Flowers Foods, Inc.	30,000	709
Fresh Del Monte Produce, Inc. *	4,500	96
General Mills, Inc.	139,000	8,188
H.J. Heinz Co.	130,698	5,027
Hansen Natural Corp. *	33,000	1,023
Hormel Foods Corp.	27,247	978
Kellogg Co.	102,731	4,880
Kraft Foods, Inc., Class A	624,564	17,700
Lorillard, Inc.	60,000	4,423
McCormick & Co., Inc.	52,754	1,700
Molson Coors Brewing Co., Class B	58,672	2,653
PepsiAmericas, Inc.	25,000	669
PepsiCo, Inc.	654,187	37,125
Philip Morris International, Inc.	827,665	38,569
Ralcorp Holdings, Inc. *	23,000	1,461

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Reynolds American, Inc.	71,684	3,119
Sara Lee Corp.	290,172	3,087
Smithfield Foods, Inc. *	46,235	626
The Coca-Cola Co.	833,854	41,559
The Hershey Co.	66,424	2,654
The J.M. Smucker Co.	48,601	2,432
The Pepsi Bottling Group, Inc.	60,932	2,069
Tootsie Roll Industries, Inc.	4,368	105
Tyson Foods, Inc., Class A	116,959	1,337

		226,677
Health Care Equipment & Services 4.3%
Aetna, Inc.	190,477	5,137
Allscripts-Misys Healthcare Solutions, Inc.	9,700	167
AMERIGROUP Corp. *	22,000	543
AmerisourceBergen Corp.	129,020	2,544
Baxter International, Inc.	253,145	14,270
Beckman Coulter, Inc.	27,428	1,728
Becton Dickinson & Co.	101,565	6,617
Boston Scientific Corp. *	636,507	6,836
C.R. Bard, Inc.	40,600	2,987
Cardinal Health, Inc.	147,610	4,915
Cerner Corp. *	28,826	1,876
CIGNA Corp.	120,254	3,415
Community Health Systems, Inc. *	40,206	1,139
Coventry Health Care, Inc. *	65,962	1,517
DaVita, Inc. *	43,625	2,168
DENTSPLY International, Inc.	63,000	2,101
Edwards Lifesciences Corp. *	23,696	1,550
Express Scripts, Inc. *	103,562	7,254
Gen-Probe, Inc. *	22,670	842
Haemonetics Corp. *	9,600	567
Health Net, Inc. *	51,000	690
Henry Schein, Inc. *	35,919	1,846
Hlth Corp. *	47,979	704
Hologic, Inc. *	105,370	1,548
Hospira, Inc. *	67,640	2,599
Humana, Inc. *	74,191	2,437
IDEXX Laboratories, Inc. *	26,298	1,310
Immucor, Inc. *	28,000	467
IMS Health, Inc.	76,989	924
Intuitive Surgical, Inc. *	16,515	3,754
Inverness Medical Innovations, Inc. *	28,000	942
Kinetic Concepts, Inc. *	25,492	806
Laboratory Corp. of America Holdings *	46,622	3,133
Lincare Holdings, Inc. *	33,050	865
Magellan Health Services, Inc. *	16,000	518
Masimo Corp. *	16,000	391
McKesson Corp.	116,047	5,936
Medco Health Solutions, Inc. *	202,886	10,725
MEDNAX, Inc. *	20,354	943
Medtronic, Inc.	467,568	16,561
Omnicare, Inc.	43,433	1,037
Owens & Minor, Inc.	18,000	797
Patterson Cos., Inc. *	38,800	984
Psychiatric Solutions, Inc. *	14,000	378
Quest Diagnostics, Inc.	65,847	3,597
ResMed, Inc. *	26,708	1,095
St. Jude Medical, Inc. *	144,955	5,466
STERIS Corp.	20,000	562
Stryker Corp.	100,854	3,921
Teleflex, Inc.	16,746	803
Thoratec Corp. *	22,000	553
UnitedHealth Group, Inc.	498,612	13,991
Universal Health Services, Inc., Class B	19,537	1,087
Varian Medical Systems, Inc. *	55,271	1,949
VCA Antech, Inc. *	37,554	961
WellPoint, Inc. *	204,623	10,771
Zimmer Holdings, Inc. *	92,712	4,320

		177,544
Household & Personal Products 2.7%
Alberto-Culver Co.	37,750	967
Avon Products, Inc.	182,336	5,904
Church & Dwight Co., Inc.	28,997	1,710
Colgate-Palmolive Co.	208,927	15,135
Energizer Holdings, Inc. *	25,100	1,608
Herbalife Ltd.	21,509	740
Kimberly-Clark Corp.	175,084	10,234
NBTY, Inc. *	26,200	948
The Clorox Co.	59,025	3,601
The Estee Lauder Cos., Inc., Class A	50,854	1,853
The Procter & Gamble Co.	1,221,419	67,801

		110,501
Insurance 3.5%
Aflac, Inc.	202,613	7,671
Alleghany Corp. *	2,097	567
Allied World Assurance Co. Holdings Ltd.	15,000	652
American Financial Group, Inc.	40,405	985
American International Group, Inc.	42,176	554
American National Insurance Co.	5,137	406
Aon Corp.	116,463	4,594
Arch Capital Group Ltd. *	12,000	746
Arthur J. Gallagher & Co.	35,720	818
Aspen Insurance Holdings Ltd.	7,000	174
Assurant, Inc.	51,892	1,324
Axis Capital Holdings Ltd.	48,462	1,379
Berkshire Hathaway, Inc., Class A *	273	26,481
Brown & Brown, Inc.	53,376	1,024
Cincinnati Financial Corp.	74,417	1,797
CNA Financial Corp.	3,850	66
Endurance Specialty Holdings Ltd.	7,253	242
Erie Indemnity Co., Class A	18,085	677
Everest Re Group Ltd.	28,420	2,280
Fidelity National Financial, Inc., Class A	96,369	1,383
First American Corp.	42,560	1,258
Genworth Financial, Inc., Class A	179,539	1,239
Hanover Insurance Group, Inc.	26,400	1,038
HCC Insurance Holdings, Inc.	52,357	1,314

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

IPC Holdings Ltd.	7,650	221
Lincoln National Corp.	118,059	2,502
Loews Corp.	140,958	4,232
Markel Corp. *	3,431	1,083
Marsh & McLennan Cos., Inc.	221,720	4,528
MBIA, Inc. *	30,234	127
Mercury General Corp.	14,435	506
MetLife, Inc.	349,544	11,867
Montpelier Re Holdings Ltd.	16,000	251
Odyssey Re Holdings Corp.	12,000	554
Old Republic International Corp.	93,909	971
PartnerRe Ltd.	23,969	1,644
Platinum Underwriters Holdings Ltd.	6,400	216
Principal Financial Group, Inc.	116,909	2,771
ProAssurance Corp. *	14,000	711
Prudential Financial, Inc.	188,497	8,345
Reinsurance Group of America, Inc.	27,310	1,133
RenaissanceRe Holdings Ltd.	26,407	1,327
StanCorp Financial Group, Inc.	24,842	855
The Allstate Corp.	235,698	6,343
The Chubb Corp.	153,492	7,088
The Hartford Financial Services Group, Inc.	163,795	2,701
The Progressive Corp. *	294,442	4,587
The Travelers Cos., Inc.	248,747	10,714
Torchmark Corp.	45,077	1,761
Transatlantic Holdings, Inc.	11,745	556
Unum Group	158,014	2,966
Validus Holdings Ltd.	33,000	749
W. R. Berkley Corp.	67,125	1,559
Wesco Financial Corp.	519	158
White Mountains Insurance Group Ltd.	3,213	829
XL Capital Ltd., Class A	123,967	1,745

		144,269
Materials 3.7%
Air Products & Chemicals, Inc.	90,378	6,742
Airgas, Inc.	36,451	1,625
AK Steel Holding Corp.	59,000	1,161
Albemarle Corp.	36,900	1,096
Alcoa, Inc.	431,520	5,075
Allegheny Technologies, Inc.	43,752	1,185
AptarGroup, Inc.	34,000	1,187
Ball Corp.	42,788	2,069
Bemis Co., Inc.	48,449	1,275
Cabot Corp.	14,816	271
Celanese Corp., Series A	58,243	1,497
CF Industries Holdings, Inc.	19,000	1,500
Cliffs Natural Resources, Inc.	38,000	1,041
Commercial Metals Co.	51,294	848
Compass Minerals International, Inc.	11,000	585
Crown Holdings, Inc. *	71,376	1,792
Cytec Industries, Inc.	14,600	366
E.I. du Pont de Nemours & Co.	381,357	11,795
Eastman Chemical Co.	33,091	1,643
Ecolab, Inc.	74,968	3,112
FMC Corp.	32,552	1,583
Freeport-McMoRan Copper & Gold, Inc.	173,765	10,478
Greif, Inc., Class A	11,000	565
International Flavors & Fragrances, Inc.	36,208	1,277
International Paper Co.	193,607	3,642
Intrepid Potash, Inc. *	6,450	163
Martin Marietta Materials, Inc.	16,849	1,450
MeadWestvaco Corp.	78,583	1,532
Monsanto Co.	228,334	19,180
Nalco Holding Co.	41,943	742
Newmont Mining Corp.	191,508	7,919
Nucor Corp.	135,676	6,034
Olin Corp.	15,000	207
Owens-Illinois, Inc. *	71,577	2,429
Packaging Corp. of America	38,030	748
Pactiv Corp. *	61,660	1,553
PPG Industries, Inc.	71,706	3,944
Praxair, Inc.	130,228	10,181
Reliance Steel & Aluminum Co.	27,322	921
Royal Gold, Inc.	11,000	452
RPM International, Inc.	30,000	479
Schnitzer Steel Industries, Inc., Class A	7,000	376
Sealed Air Corp.	73,902	1,359
Sigma-Aldrich Corp.	53,308	2,705
Silgan Holdings, Inc.	5,500	276
Sonoco Products Co.	48,170	1,276
Southern Copper Corp.	74,946	1,931
Steel Dynamics, Inc.	78,000	1,276
Terra Industries, Inc.	40,000	1,166
Terra Nitrogen Co., L.P.	7,000	778
The Dow Chemical Co.	411,156	8,704
The Lubrizol Corp.	32,160	1,863
The Mosaic Co.	70,095	3,655
The Scotts Miracle-Gro Co., Class A	14,668	573
The Valspar Corp.	44,946	1,138
Titanium Metals Corp.	18,585	156
United States Steel Corp.	53,768	2,137
Valhi, Inc.	1,500	20
Vulcan Materials Co.	44,425	2,109
Weyerhaeuser Co.	91,815	3,217

		156,059
Media 2.7%
Cablevision Systems Corp., Class A	106,010	2,170
CBS Corp., Class B	310,205	2,541
Clear Channel Outdoor Holdings, Inc., Class A *	4,700	27
Comcast Corp., Class A	1,203,703	17,887
Discovery Communications, Inc., Series A *	63,498	1,556
DISH Network Corp., Class A *	95,272	1,615
DreamWorks Animation SKG, Inc., Class A *	27,000	851

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Gannett Co., Inc.	62,954	441
Interactive Data Corp.	5,900	134
John Wiley & Sons, Inc., Class A	20,480	653
Lamar Advertising Co., Class A *	10,870	229
Liberty Global, Inc., Series A *	122,266	2,561
Liberty Media Corp. — Entertainment, Series A *	220,244	6,160
Marvel Entertainment, Inc. *	17,000	673
Morningstar, Inc. *	2,650	117
News Corp., Class A	972,728	10,048
Omnicom Group, Inc.	135,088	4,593
Regal Entertainment Group, Class A	35,000	435
Scripps Networks Interactive, Class A	32,000	1,033
The DIRECTV Group, Inc. *	223,745	5,795
The Interpublic Group of Cos., Inc. *	192,364	1,002
The McGraw-Hill Cos., Inc.	136,536	4,280
The New York Times Co., Class A	19,525	154
The Walt Disney Co.	773,452	19,429
The Washington Post Co., Class B	2,526	1,140
Time Warner Cable, Inc.	149,336	4,937
Time Warner, Inc.	499,500	13,317
Viacom, Inc., Class B *	260,346	6,030
Virgin Media, Inc.	108,000	1,129

		110,937
Pharmaceuticals, Biotechnology & Life Sciences 9.1%
Abbott Laboratories	642,846	28,922
Abraxis BioScience *	1,050	32
Alexion Pharmaceuticals, Inc. *	34,500	1,520
Allergan, Inc.	130,362	6,965
Amgen, Inc. *	429,560	26,766
Amylin Pharmaceuticals, Inc. *	33,747	496
Bio-Rad Laboratories, Inc., Class A *	5,000	387
Biogen Idec, Inc. *	123,955	5,894
BioMarin Pharmaceutical, Inc. *	35,000	574
Bristol-Myers Squibb Co.	829,539	18,034
Celgene Corp. *	192,546	10,967
Cephalon, Inc. *	27,000	1,584
Charles River Laboratories International, Inc. *	31,015	1,026
Covance, Inc. *	24,300	1,340
Covidien plc	211,648	8,002
Eli Lilly & Co.	424,771	14,820
Endo Pharmaceuticals Holdings, Inc. *	50,528	1,062
Forest Laboratories, Inc. *	130,046	3,359
Genzyme Corp. *	113,331	5,881
Gilead Sciences, Inc. *	378,112	18,501
Illumina, Inc. *	48,000	1,735
Isis Pharmaceuticals, Inc. *	44,000	804
Johnson & Johnson	1,152,267	70,162
King Pharmaceuticals, Inc. *	104,766	950
Life Technologies Corp. *	75,806	3,452
Merck & Co., Inc.	877,485	26,333
Mettler-Toledo International, Inc. *	15,000	1,261
Millipore Corp. *	22,874	1,592
Mylan, Inc. *	113,500	1,497
Myriad Genetics, Inc. *	37,900	1,039
Onyx Pharmaceuticals, Inc. *	20,000	718
OSI Pharmaceuticals, Inc. *	26,000	879
PerkinElmer, Inc.	41,900	739
Perrigo Co.	28,000	760
Pfizer, Inc.	2,806,310	44,705
Pharmaceutical Product Development, Inc.	47,746	992
Regeneron Pharmaceuticals, Inc. *	30,000	643
Schering-Plough Corp.	680,116	18,030
Sepracor, Inc. *	23,069	400
Sequenom, Inc. *	15,000	86
Techne Corp.	14,163	904
Thermo Fisher Scientific, Inc. *	176,698	8,001
United Therapeutics Corp. *	10,000	926
Valeant Pharmaceuticals International *	31,600	815
Vertex Pharmaceuticals, Inc. *	66,812	2,406
Warner Chilcott Ltd., Class A *	51,500	778
Waters Corp. *	44,100	2,216
Watson Pharmaceuticals, Inc. *	44,300	1,539
Wyeth	555,233	25,846

		376,340
Real Estate 1.5%
Alexandria Real Estate Equities, Inc.	13,000	495
AMB Property Corp.	45,825	908
Annaly Capital Management, Inc.	229,000	3,859
Apartment Investment & Management Co., Class A	63,218	593
AvalonBay Communities, Inc.	35,849	2,086
Boston Properties, Inc.	55,105	2,915
BRE Properties, Inc.	23,424	556
Brookfield Properties Corp.	93,750	887
Camden Property Trust	26,264	775
CB Richard Ellis Group, Inc., Class A *	76,737	836
Digital Realty Trust, Inc.	28,000	1,135
Douglas Emmett, Inc.	37,000	376
Duke Realty Corp.	63,437	602
Equity Residential	122,072	2,930
Essex Property Trust, Inc.	10,517	684
Federal Realty Investment Trust	24,196	1,380
HCP, Inc.	103,280	2,661
Health Care REIT, Inc.	43,021	1,723
Highwoods Properties, Inc.	26,000	666
Hospitality Properties Trust	33,481	529
Host Hotels & Resorts, Inc.	241,534	2,193
Kimco Realty Corp.	149,831	1,474
Liberty Property Trust	40,104	1,114
Mack-Cali Realty Corp.	28,347	791
Nationwide Health Properties, Inc.	40,000	1,161
Plum Creek Timber Co., Inc.	76,198	2,384
ProLogis	203,761	1,791

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Public Storage	54,709	3,970
Rayonier, Inc.	34,923	1,362
Realty Income Corp.	46,000	1,085
Regency Centers Corp.	32,082	1,029
Senior Housing Properties Trust	33,000	616
Simon Property Group, Inc.	112,067	6,244
SL Green Realty Corp.	21,401	552
Taubman Centers, Inc.	24,000	639
The Macerich Co.	32,525	640
The St. Joe Co. *	34,800	980
UDR, Inc.	67,862	709
Ventas, Inc.	55,419	1,956
Vornado Realty Trust	62,136	3,170
Weingarten Realty Investors	35,002	540

		60,996
Retailing 3.4%
Aaron’s, Inc.	25,000	687
Abercrombie & Fitch Co., Class A	34,819	995
Advance Auto Parts, Inc.	40,202	1,858
Aeropostale, Inc. *	26,000	946
Amazon.com, Inc. *	134,841	11,564
American Eagle Outfitters, Inc.	91,085	1,311
AutoNation, Inc. *	34,466	713
AutoZone, Inc. *	15,833	2,431
Barnes & Noble, Inc.	8,318	191
Bed Bath & Beyond, Inc. *	111,820	3,886
Best Buy Co., Inc.	146,026	5,457
Big Lots, Inc. *	37,200	857
CarMax, Inc. *	91,100	1,469
Dick’s Sporting Goods, Inc. *	28,000	556
Dollar Tree, Inc. *	40,308	1,859
Expedia, Inc. *	99,109	2,052
Family Dollar Stores, Inc.	60,200	1,891
Foot Locker, Inc.	70,109	777
GameStop Corp., Class A *	70,300	1,539
Genuine Parts Co.	68,030	2,410
Guess?, Inc.	17,000	494
Home Depot, Inc.	708,115	18,368
J.C. Penney Co., Inc.	100,422	3,028
Kohl’s Corp. *	130,765	6,349
Liberty Media Corp. — Interactive Class A *	226,108	1,506
Limited Brands, Inc.	119,023	1,540
LKQ Corp. *	40,000	718
Lowe’s Cos., Inc.	615,696	13,828
Macy’s, Inc.	186,476	2,594
Netflix, Inc. *	21,000	923
Nordstrom, Inc.	72,700	1,922
O’Reilly Automotive, Inc. *	57,666	2,345
PetSmart, Inc.	57,695	1,291
Priceline.com, Inc. *	15,000	1,944
RadioShack Corp.	55,940	868
Ross Stores, Inc.	57,756	2,546
Sears Holdings Corp. *	25,394	1,685
Staples, Inc.	302,370	6,356
Target Corp.	314,342	13,712
The Gap, Inc.	201,275	3,285
The Sherwin-Williams Co.	42,390	2,448
The TJX Cos., Inc.	177,115	6,417
Tiffany & Co.	56,373	1,682
Urban Outfitters, Inc. *	33,496	805

		140,103
Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	196,331	719
Altera Corp.	132,869	2,483
Analog Devices, Inc.	127,274	3,484
Applied Materials, Inc.	569,389	7,858
Atmel Corp. *	185,000	771
Broadcom Corp., Class A *	183,825	5,189
Cree, Inc. *	30,000	962
Intel Corp.	2,325,780	44,771
Intersil Corp., Class A	60,867	875
KLA-Tencor Corp.	77,538	2,472
Lam Research Corp. *	56,300	1,692
Linear Technology Corp.	97,366	2,616
LSI Corp. *	287,898	1,491
Marvell Technology Group Ltd. *	184,362	2,459
Maxim Integrated Products, Inc.	100,000	1,772
MEMC Electronic Materials, Inc. *	101,977	1,797
Microchip Technology, Inc.	82,266	2,215
Micron Technology, Inc. *	274,000	1,751
National Semiconductor Corp.	91,458	1,377
Novellus Systems, Inc. *	50,295	984
NVIDIA Corp. *	240,699	3,112
ON Semiconductor Corp. *	105,000	767
Rambus, Inc. *	20,964	355
Silicon Laboratories, Inc. *	12,236	524
Texas Instruments, Inc.	533,675	12,835
Varian Semiconductor Equipment Associates, Inc. *	35,200	1,128
Xilinx, Inc.	125,105	2,714

		109,173
Software & Services 7.1%
Accenture Ltd., Class A	258,392	9,062
Activision Blizzard, Inc. *	231,338	2,649
Adobe Systems, Inc. *	223,613	7,250
Affiliated Computer Services, Inc., Class A *	43,367	2,056
Akamai Technologies, Inc. *	57,909	952
Alliance Data Systems Corp. *	28,071	1,432
ANSYS, Inc. *	28,000	875
Autodesk, Inc. *	102,372	2,233
Automatic Data Processing, Inc.	213,951	7,970
BMC Software, Inc. *	81,712	2,781
Broadridge Financial Solutions, Inc.	50,000	863
CA, Inc.	172,681	3,650
CACI International, Inc., Class A *	13,000	601
Cadence Design Systems, Inc. *	116,687	688
Citrix Systems, Inc. *	81,400	2,898
Cognizant Technology Solutions Corp., Class A *	118,766	3,514
Computer Sciences Corp. *	67,631	3,258
Compuware Corp. *	120,464	883
Concur Technologies, Inc. *	9,150	316

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

DST Systems, Inc. *	18,980	841
eBay, Inc. *	455,970	9,689
Electronic Arts, Inc. *	143,781	3,087
Equinix, Inc. *	12,000	981
FactSet Research Systems, Inc.	19,000	1,077
Fidelity National Information Services, Inc.	75,470	1,767
Fiserv, Inc. *	67,989	3,223
Gartner, Inc. *	22,500	385
Genpact Ltd. *	8,750	123
Global Payments, Inc.	31,938	1,351
Google, Inc., Class A *	99,846	44,237
Hewitt Associates, Inc., Class A *	40,000	1,197
IAC/InterActiveCorp *	20,730	382
Intuit, Inc. *	138,244	4,106
Jack Henry & Associates, Inc.	34,000	730
Lender Processing Services, Inc.	25,000	854
ManTech International Corp., Class A *	7,500	400
MasterCard, Inc., Class A	31,000	6,015
McAfee, Inc. *	68,929	3,073
Metavante Technologies, Inc. *	39,510	1,217
MICROS Systems, Inc. *	38,000	1,041
Microsoft Corp.	3,185,938	74,933
NeuStar, Inc., Class A *	30,000	680
Novell, Inc. *	80,024	367
Nuance Communications, Inc. *	60,000	792
Oracle Corp.	1,597,710	35,357
Parametric Technology Corp. *	40,000	516
Paychex, Inc.	140,828	3,732
Perot Systems Corp., Class A *	45,000	719
Red Hat, Inc. *	89,183	2,036
Rovi Corp. *	18,000	471
SAIC, Inc. *	90,000	1,628
Salesforce Com Inc *	33,321	1,444
Solera Holdings, Inc. *	20,000	539
Sybase, Inc. *	37,000	1,325
Symantec Corp. *	351,424	5,247
Synopsys, Inc. *	68,600	1,371
Total System Services, Inc.	91,500	1,343
VeriSign, Inc. *	76,905	1,572
Visa, Inc., Class A	140,000	9,164
VMware, Inc., Class A *	17,000	548
Western Union Co.	299,340	5,232
Yahoo!, Inc. *	590,079	8,450

		297,173
Technology Hardware & Equipment 8.4%
Agilent Technologies, Inc. *	148,231	3,442
Amphenol Corp., Class A	77,420	2,582
Anixter International, Inc. *	10,000	342
Apple Computer, Inc. *	373,114	60,963
Arrow Electronics, Inc. *	52,100	1,343
Avnet, Inc. *	59,546	1,453
AVX Corp.	8,050	88
Brocade Communications Systems, Inc. *	168,000	1,320
Cisco Systems, Inc. *	2,417,215	53,203
CommScope, Inc. *	31,100	796
Corning, Inc.	651,763	11,080
Dell, Inc. *	731,249	9,784
Diebold, Inc.	25,318	702
Dolby Laboratories, Inc., Class A *	15,000	624
EchoStar Corp., Class A *	6,354	94
EMC Corp. *	843,724	12,706
F5 Networks, Inc. *	32,000	1,188
FLIR Systems, Inc. *	50,000	1,074
Harris Corp.	59,296	1,857
Hewlett-Packard Co.	1,007,168	43,610
Ingram Micro, Inc., Class A *	66,051	1,111
International Business Machines Corp.	557,440	65,739
Itron, Inc. *	10,000	522
Jabil Circuit, Inc.	74,100	679
Juniper Networks, Inc. *	220,994	5,775
Lexmark International, Inc., Class A *	30,859	447
Molex, Inc.	41,121	730
Motorola, Inc.	962,188	6,889
National Instruments Corp.	20,000	504
NCR Corp. *	78,044	1,010
NetApp, Inc. *	143,400	3,221
Polycom, Inc. *	38,000	903
QLogic Corp. *	43,400	566
Qualcomm, Inc.	687,378	31,764
SanDisk Corp. *	101,858	1,815
Seagate Technology	216,837	2,611
Sun Microsystems, Inc. *	306,984	2,815
Tellabs, Inc. *	179,675	1,042
Teradata Corp. *	60,544	1,488
Trimble Navigation Ltd. *	54,500	1,292
Tyco Electronics Ltd.	195,248	4,192
Western Digital Corp. *	99,512	3,010
Xerox Corp.	371,130	3,040
Zebra Technologies Corp., Class A *	27,525	673

		350,089
Telecommunication Services 3.2%
American Tower Corp., Class A *	170,789	5,822
AT&T, Inc.	2,438,877	63,972
CenturyTel, Inc.	134,671	4,227
Clearwire Corp., Class A *	15,250	124
Crown Castle International Corp. *	88,627	2,547
Frontier Communications Corp.	149,758	1,048
Leap Wireless International, Inc. *	10,680	256
Level 3 Communications, Inc. *	669,140	823
MetroPCS Communications, Inc. *	98,000	1,161
NII Holdings, Inc. *	65,841	1,516
Qwest Communications International, Inc.	556,635	2,149
SBA Communications Corp., Class A *	40,000	1,044
Sprint Nextel Corp. *	1,243,057	4,972
Telephone & Data Systems, Inc.	48,301	1,243
tw telecom, Inc. *	50,000	495
United States Cellular Corp. *	2,700	97
Verizon Communications, Inc.	1,202,937	38,578

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Windstream Corp.	180,848	1,586

		131,660
Transportation 2.0%
AMR Corp. *	111,651	597
Burlington Northern Santa Fe Corp.	120,081	9,437
C.H. Robinson Worldwide, Inc.	73,448	4,005
Con-way, Inc.	21,608	984
Continental Airlines, Inc., Class B *	45,400	507
CSX Corp.	170,242	6,830
Delta Air Lines, Inc. *	260,000	1,802
Expeditors International Washington Inc.	84,098	2,854
FedEx Corp.	133,028	9,025
Heartland Express, Inc.	9,050	139
Hertz Global Holdings, Inc. *	21,600	204
J.B. Hunt Transport Services, Inc.	20,591	576
JetBlue Airways Corp. *	100,000	511
Kansas City Southern *	33,000	670
Kirby Corp. *	19,000	703
Landstar System, Inc.	26,030	955
Norfolk Southern Corp.	158,706	6,864
Ryder System, Inc.	28,064	986
Southwest Airlines Co.	329,088	2,583
UAL Corp. *	34,267	141
Union Pacific Corp	213,382	12,274
United Parcel Service, Inc., Class B	416,975	22,404
UTI Worldwide, Inc. *	9,500	120

		85,171
Utilities 4.2%
AGL Resources, Inc.	34,400	1,157
Allegheny Energy, Inc.	75,253	1,897
Alliant Energy Corp.	53,900	1,410
Ameren Corp.	81,485	2,072
American Electric Power Co., Inc.	175,931	5,447
American Water Works Co., Inc.	25,000	493
Amerigas Partners L.P.	6,900	248
Aqua America, Inc.	43,134	779
Atmos Energy Corp.	32,818	891
Calpine Corp. *	180,000	2,318
CenterPoint Energy, Inc.	148,411	1,788
Cleco Corp.	20,000	474
CMS Energy Corp.	83,533	1,081
Consolidated Edison, Inc.	118,406	4,660
Constellation Energy Group, Inc.	78,441	2,251
Dominion Resources, Inc.	248,208	8,389
DPL, Inc.	50,061	1,199
DTE Energy Co.	72,997	2,515
Duke Energy Corp.	540,293	8,364
Dynegy, Inc., Class A *	175,199	352
Edison International	139,854	4,520
Energen Corp.	33,196	1,372
Entergy Corp.	80,522	6,468
EQT Corp.	56,400	2,165
Exelon Corp. *	274,556	13,964
FirstEnergy Corp.	127,970	5,272
FPL Group, Inc.	172,208	9,759
Great Plains Energy, Inc.	39,000	621
Hawaiian Electric Industries, Inc.	37,748	675
IDACORP, Inc.	15,000	416
Integrys Energy Group, Inc.	34,155	1,154
ITC Holdings Corp.	17,000	811
MDU Resources Group, Inc.	83,917	1,689
Mirant Corp. *	72,702	1,313
National Fuel Gas Co.	27,047	1,098
New Jersey Resources Corp.	18,000	695
Nicor, Inc.	18,000	656
NiSource, Inc.	126,980	1,637
Northeast Utilities	71,514	1,646
NRG Energy, Inc. *	102,930	2,801
NSTAR	49,512	1,589
NV Energy, Inc.	100,000	1,150
OGE Energy Corp.	29,180	878
ONEOK, Inc.	48,062	1,591
Ormat Technologies, Inc.	2,900	115
Pepco Holdings, Inc.	89,174	1,282
PG&E Corp.	154,337	6,231
Piedmont Natural Gas Co., Inc.	27,000	665
Pinnacle West Capital Corp.	36,487	1,166
PPL Corp.	160,961	5,439
Progress Energy, Inc.	119,185	4,701
Public Service Enterprise Group, Inc.	216,472	7,024
Questar Corp.	77,720	2,570
RRI Energy, Inc. *	157,397	842
SCANA Corp.	54,031	1,910
Sempra Energy	105,378	5,525
Southern Co.	328,518	10,315
Spectra Energy Partners L.P.	2,300	52
TECO Energy, Inc.	62,117	838
The AES Corp. *	292,202	3,737
UGI Corp.	41,148	1,088
Vectren Corp.	28,000	688
Westar Energy, Inc.	36,000	708
WGL Holdings, Inc.	21,000	695
Wisconsin Energy Corp.	51,618	2,218
Xcel Energy, Inc.	189,009	3,769

		173,303

Total Common Stock (Cost $2,501,864)		4,140,152

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09 tax basis cost of the fund’s investments was $2,477,320 and the unrealized appreciation and depreciation were $1,961,871 and ($299,039), respectively, with a net unrealized appreciation of $1,662,832.

*	Non-income producing security.

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

(a)	Issuer is affiliated with the fund’s adviser.

REIT	– Real Estate Investment Trust
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock — (a)	$4,140,152	$—	$—	$4,140,152

Total	$4,140,152	$—	$—	$4,140,152

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46851JUL09 — 00

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments — Schwab 1000 Index Fund

By:	/s/ Randall W. Merk Randall W. Merk Chief Executive Officer
Date: September 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk Chief Executive Officer
Date: September 23, 2009

By:	/s/ George Pereira George Pereira Principal Financial Officer
Date: September 23, 2009